SEGMENT REPORTING, Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Long-lived assets	$ 2,274,501	$ 2,410,754
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	1,699,461	1,804,846
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	258,078	348,116
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 316,962	$ 257,792